Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

14          Intangible assets

		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2019
Opening net book amount	54,479	3,625	179	9,429	67,712
Additions	—	6,886	—	—	6,886
Business combination (Note 30)	61,534	—	—	43,470	105,004
Disposal of subsidiaries (Note 31)	(367)	(16)	—	—	(383)
Amortisation	—	(974)	(179)	(2,183)	(3,336)
Impairment loss (Note)	(1,405)	—	—	—	(1,405)
Translation adjustments	939	—	—	—	939
Closing net book amount	115,180	9,521	—	50,716	175,417
At 31 December 2019
Cost	116,585	13,189	11,178	53,370	194,322
Accumulated amortisation	(1,405)	(3,668)	(11,178)	(2,654)	(18,905)
Net book amount	115,180	9,521	—	50,716	175,417
Year ended 31 December 2020
Opening net book amount	115,180	9,521	—	50,716	175,417
Additions	—	282	—	—	282
Business combination (Note 30)	148,564	220	—	81,197	229,980
Disposal of subsidiaries (Note 31)	(102,971)	(233)	—	(58,325)	(161,529)
Amortisation	—	(2,098)	—	(6,032)	(8,130)
Impairment loss (Note)	(18,809)	—	—	(8,124)	(26,933)
Translation adjustments	(652)	—	—	(7)	(658)
Closing net book amount	141,312	7,692	—	59,425	208,429
At 31 December 2020
Cost	161,527	13,393	11,178	76,236	262,334
Impairment	(20,215)	—	—	(8,124)	(28,339)
Accumulated amortisation	—	(5,701)	(11,178)	(8,687)	(25,566)
Net book amount	141,312	7,692	—	59,425	208,429

Note:

Goodwill of RMB61,534,000 and RMB148,564,000 arose from acquisitions of subsidiaries in 2019 and 2020 respectively. The subsidiaries are principally engaged in the provision of non‑surgical aesthetic treatments and surgical aesthetic treatments in the PRC.

During the year ended 31 December 2019, goodwill impairment of approximately RMB1,405,000 was related to the cessation of operation of one treatment centre in March 2020.

During the year ended 31 December 2020, the Company decided to strategically focus on treatment centres in East China, South China and Southwest China and devote much less resources to treatment centres in other regions of China. As a result, the Company recognized impairment of goodwill of RMB18,809,000, tradenames of RMB8,124,000 and property, plant and equipment of RMB6,036,000 of certain treatment centres in other regions of China.

Management reviews the business performance of each operating entity (also regarded as a CGU). Goodwill is allocated to relevant operating entities.

The recoverable amount of a CGU is determined based on a value‑in‑use calculation. It is calculated using pre‑tax cash flow projections based on financial budgets approved by management covering a five‑year period. Cash flow beyond the five‑year period is extrapolated using the estimated growth rates as stated below.

	2019	2020
Annual compound revenue growth rate	6.0% ~ 17.9%	8.1% ~ 21.0%
Annual gross profit ratio	45.9% ~ 76.6%	55.2% ~ 80.3%
Discount rate	16% ~ 17.1%	16% ~ 17.1%

Management considers their experience and expertise knowledge in the aesthetic medical treatment business in the PRC, a cash flow period of five years is reasonable.

Management determined budgeted gross margin based on past performance and its expectations of the market development. The average annual revenue growth rate used is consistent with the forecasts of the market. The discount rate used is pre‑tax and reflects specific risks relating to the entity. The cash flows beyond the five year periods are extrapolated using a 3% (2019: 3%) growth rate.

Management believes that any reasonably possible change in the key assumptions on which the recoverable amounts are based would not cause the carrying amounts of the CGUs to exceed their recoverable amounts and therefore, there is no impairment indicators in relation to the goodwill of the Group.